Offsetting of financial assets and financial liabilities (Details) (CHF) In Billions, unless otherwise specified	Jun. 30, 2013	Dec. 31, 2012
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	674.8	827.5
Offsetting	(646.7)	(800.0)
of which counterparty netting	(618.7)	(766.7)
of which cash collateral netting	(28.0)	(33.3)
Total net derivatives subject to enforceable master netting agreements	28.1	27.5
Total derivatives not subject to enforceable master netting agreements	13.6	9.8
Total net derivatives presented in the consolidated balance sheets	41.7	37.3
Offsetting of securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements, gross	130.0	141.4
Securities purchased under resale agreements, offsetting	(38.7)	(41.1)
Securities purchased under resale agreements, net	91.3	100.3
Securities borrowing transactions, gross	27.2	20.9
Securities borrowing transactions, offsetting	(2.2)	(2.0)
Securities borrowing transactions, net	25.0	18.9
Total subject to enforceable master netting agreements, gross	157.2	162.3
Total subject to enforceable master netting agreements, offsetting	(40.9)	(43.1)
Total subject to enforceable master netting agreements, net	116.3	119.2
Total not subject to enforceable master netting agreements	57.1	64.2
Total, gross	214.3	226.5
Total, offsetting	(40.9)	(43.1)
Total, net	173.4	183.4
Amounts not offset in the consolidated balance sheets
Derivatives, net	28.1	27.5
Derivatives, financial instruments	5.9	5.1
Derivatives, cash collateral received/pledged	0.2	0
Derivatives, net exposure	22.0	22.4
Securities purchased under resale agreements, net	91.3	100.3
Securities purchased under resale agreements, financial instruments	91.2	100.3
Securities purchased under resale agreements, cash collateral received/pledged	0.1	0
Securities purchased under resale agreements, net exposure	0	0
Securities borrowing transactions, net	25.0	18.9
Securities borrowing transactions, financial instruments	23.2	17.4
Securities borrowing transactions, cash collateral received/pledged	0	0
Securities borrowing transactions, net exposure	1.8	1.5
Total financial assets subject to enforceable, net	144.4	146.7
Total financial assets subject to enforceable, financial instruments	120.3	122.8
Total financial assets subject to enforceable, cash collateral received/pledged	0.3	0
Total financial assets subject to enforceable, net exposure	23.8	23.9
Trading assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	39.3	33.4
Other assets
Offsetting of derivatives
Total net derivatives presented in the consolidated balance sheets	2.4	3.9
OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	289.2	368.3
Offsetting	(286.1)	(367.2)
Total net derivatives subject to enforceable master netting agreements	3.1	1.1
Amounts not offset in the consolidated balance sheets
Derivatives, net	3.1	1.1
OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	367.9	443.6
Offsetting	(343.7)	(418.6)
Total net derivatives subject to enforceable master netting agreements	24.2	25.0
Amounts not offset in the consolidated balance sheets
Derivatives, net	24.2	25.0
Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	17.7	15.6
Offsetting	(16.9)	(14.2)
Total net derivatives subject to enforceable master netting agreements	0.8	1.4
Amounts not offset in the consolidated balance sheets
Derivatives, net	0.8	1.4
Interest rate derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	540.2	703.2
Interest rate derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	285.7	365.3
Interest rate derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	254.2	337.7
Interest rate derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	0.3	0.2
Foreign exchange derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	65.4	60.4
Foreign exchange derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	0.1	0
Foreign exchange derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	65.3	60.4
Equity/index-related derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	32.5	26.4
Equity/index-related derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	16.5	12.7
Equity/index-related derivatives | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	16.0	13.7
Credit derivatives
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	28.6	30.1
Credit derivatives | OTC-cleared
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	3.5	3.0
Credit derivatives | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	25.1	27.1
Other products
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	8.1	7.4
Other products | OTC
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	6.8	5.7
Other products | Exchange-traded
Offsetting of derivatives
Derivative assets, gross, subject to enforceable master netting agreements	1.3	1.7